Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
10.	COMMITMENTS AND CONTINGENCIES

Litigation

From time to time, the Company may become involved in various litigation and administrative proceedings relating to claims arising from its operations in the normal course of business. Management believes that the ultimate resolution of any such matters will not have a material adverse effect on the financial position or results of operations of the Company.

Donoghue v. Golden Arrow Sponsor, LLC

On June 29, 2025, the Company was named as a nominal defendant in a lawsuit captioned Donoghue v. Golden Arrow Sponsor, LLC, Case No. 25-CV-5395-PKC, pending in the United States District Court for the Southern District of New York. The action asserts claims under Section 16(b) of the Securities Exchange Act of 1934 against Golden Arrow Sponsor, LLC in connection with transactions involving the Company’s securities. The Company has not been accused of wrongdoing and is not a target of the claims in the lawsuit. The Company is cooperating with legal counsel and has taken steps to preserve relevant documents in accordance with a legal hold notice issued in connection with the matter.

Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Technical Development Agreement

During the year ended December 31, 2021, the Company entered into a 2021 TDA with Ginkgo. Under the 2021 TDA, the Company and Ginkgo will collaborate on certain projects that will use Ginkgo’s expertise in strain engineering and lab-scale fermentation processes, referred to as “technical services”. Ginkgo provided the Company with a credit of $5 million to apply against technical services under the 2021 TDA. In December 2023, the Company and Ginkgo entered into a termination agreement to terminate the 2021 TDA.

As disclosed in Note 6 - Borrowings, in October 2022, the Company and Ginkgo executed several concurrent agreements including the Ginkgo Note Purchase Agreement, the amendment to the 2021 TDA, the 2022 TDA, a Pledge and Security Agreement, and Trademark and Patent Security Agreements.

Under the 2022 TDA, the Company and Ginkgo will continue to collaborate on certain projects using Ginkgo’s expertise in specialized engineering and lab-scale fermentation processes. The 2022 TDA includes a royalty payment obligation based on future net sales if and when the first commercial sale of the products developed and improved under the 2022 TDA occurs. Royalty payments, due in cash, are based on defined royalty rates for each country or jurisdiction in which the sale is made. In certain instances, a lump sum royalty payment may be due for a particular product, in which case no further royalty payments are required. At June 30, 2025 and December 31, 2024, the Company has not accrued a liability for royalty payment as no payment obligation or commercial sale of the products developed and improved under the 2022 TDA has occurred.

Upon its execution, the Ginkgo Note Purchase Agreement required the Company to pay Ginkgo $10.0 million as an upfront payment for future technical services to be provided by Ginkgo under the 2022 TDA. As disclosed in Note 6 - Borrowings, in December 2023, the Company and Ginkgo executed the Ginkgo NPA Amendment to reduce the prepaid balance relating to the 2022 TDA by $5.4 million. At June 30, 2025 and December 31, 2024, the Company had $3.0 million and $3.4 million, respectively, in credit remaining to be applied against future technical services under the 2022 TDA, which is recorded within prepaid expenses and other current assets and other non-current assets within the interim condensed consolidated balance sheets.

Founder Shares - Related Party

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its 352,375 shares of Common stock (the “Founder Shares”) of the Company until the earlier to occur of (A) one year after the completion of a Merger and (B) subsequent to a Merger, (x) if the last reported sale price of the Common Stock equals or exceeds $240.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Merger, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of Common stock for cash, securities or other property.

Nasdaq Notifications

Nasdaq listing rules require listed securities to maintain a minimum bid price of $1.00 per share. On November 6, 2024, the Company received a written notice from Nasdaq (the “Bid Price Notice”) indicating that it was not in compliance with the $1.00 minimum bid price requirement set forth in Nasdaq Listing Rule 5450(a)(1) for continued listing. The Bid Price Notice does not result in the immediate delisting of the Company’s Common stock from the Nasdaq Capital Market. The Bid Price Notice indicated that the Company had 180 calendar days (or until May 5, 2025) in which to regain compliance. On April 21, 2025, the Company effected the Reverse Stock Split (See Note 1 - Organization and Description of Business) in order to regain compliance with the minimum bid price requirement by the May 5, 2025 deadline. On May 7, 2025, Nasdaq notified the Company that the Company has regained compliance with the minimum closing bid price requirement for the Company’s Common stock for continued listing on Nasdaq.

On February 10, 2025, the Company received a letter from the Nasdaq notifying the Company that it was not in compliance with the minimum Market Value of Listed Securities requirement as set forth in Nasdaq Listing Rule 5450(b)(2)(A) as the Company has not met the minimum $50 million minimum Market Value of Listed Securities requirement for continued listing. On the same day, the Company also received a letter from the Nasdaq notifying the Company that it was not in compliance with the minimum Market Value of Publicly Held Shares requirement as set forth in Nasdaq Listing Rule 5450(b)(2)(C) as the Company has not met the minimum $15 million minimum Market Value of Publicly Held Shares requirement for continued listing. These letters had no immediate effect on the listing of the Common stock on the Nasdaq Capital Market. The Company had 180 calendar days from receipt of letters, or until August 11, 2025 in which to regain compliance.

On August 12, 2025, the Company received a notice of a determination of delisting from the Nasdaq. The Company has since requested a hearing before the Nasdaq Hearings Panel (the “Panel”) to appeal the delisting determination, and the Panel has set the Company’s hearing date for September 16, 2025. As a result, the delisting action has been stayed, pending a final written decision by the Panel. The Company's Common stock will remain listed on the Nasdaq Global Select Market during the pendency of the hearing process and during any extension period granted by the Panel. At the hearing, the Company intends to present a compliance plan. There can be no assurance that the Panel will grant the Company's request for continued listing or that the Company will ultimately regain compliance with the applicable Nasdaq listing requirements.

Settlement Agreement and Exchange Agreement

On February 14, 2025, the Company entered into a settlement agreement (the “Settlement Agreement”) with its SPAC-Sponsor, Golden Arrow Sponsor, LLC. The Company currently owes approximately $2.9 million in excise tax pursuant to section 4501 of the Internal Revenue Code for redemptions of shares of GAMC Class A common stock in 2023 by the stockholders of GAMC prior to the consummations of the transactions contemplated by the Business Combination. The Company has proposed a payment plan to the Internal Revenue Service (“IRS”) whereby the Company would be permitted to pay the Excise Tax Liability over a series of payments over time (the “Payment Plan”).

Pursuant to the Settlement Agreement, the Sponsor shall (i) use its commercially reasonable efforts to provide or organize financing for us in an amount of $10.0 million to close by August 13, 2025 (the “Financing”) and (ii) (a) in the event that the IRS grants the Payment Plan, the Sponsor shall pay to us 75% of the total amount of each payment due to the IRS thereunder no less than 7 calendar days prior to the due date for each payment (the “Golden Arrow Payment Contribution”) or (b) in the event the IRS denies our request for a Payment Plan, the Sponsor shall either (A) close the Financing by August 13, 2025 or (B) pay to us 75% of the total amount of the then-outstanding Excise Tax Liability as well as all accrued interest on the entire Excise Tax Liability on August 13, 2025. The Golden Arrow Payment Contribution will continue until the earlier of (i) an aggregate amount of at least $6.0 million of Financing is successfully closed or (ii) the Excise Tax Liability is fully paid. Notwithstanding the foregoing, the Sponsor’s payments shall be capped at, and shall not exceed, the total amount the Sponsor received from selling 50% of the shares of our Common stock held by the Sponsor on February 14, 2025.

As partial consideration for entering into the Settlement Agreement, on March 5, 2025, the Company exchanged warrants to purchase 250,000 shares of Common stock that are governed by the terms of our Warrant Agreement, dated March 16, 2021 for a warrant to purchase 250,000 shares of Common stock at an exercise price of $10.00 per share, the average closing price of its Common stock on the five trading days immediately preceding our entry into the Settlement Agreement. The Warrant will be exercisable immediately upon issuance and will terminate on the fifth anniversary of the issuance date.

If, for any consecutive ten trading day period while the Sponsor Warrants is outstanding, the closing price of the Company's Common stock is equal to or greater than $17.00 (the “Forced Exercise Triggering Event”), then the Company shall have the right, in its sole discretion and upon written notice given at any time within 20 days of the initial occurrence of the Forced Exercise Triggering Event delivered to the holder of the Sponsor Warrant, to force the holder to cash exercise the Sponsor Warrants with respect to the number of shares of Common stock that represents up to the lesser of (i) 125,000 shares of Common stock or (ii) the unexercised portion of the Sponsor Warrants. The Company will issue the foregoing securities under Section 4(a)(2) of the Securities Act, as a transaction not requiring registration under Section 5 of the Securities Act. The parties receiving the securities represented their intentions to acquire the securities for investment only and not with a view to or for sale in connection with any distribution, and appropriate restrictive legends will be affixed to the certificates representing the securities (or reflected in restricted book entry with the Company's transfer agent).

14. COMMITMENTS AND CONTINGENCIES

Litigation

From time to time, the Company may become involved in various litigation and administrative proceedings relating to claims arising from its operations in the normal course of business. Management believes that the ultimate resolution of any such matters will not have a material adverse effect on the financial position or results of operations of the Company.

Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Technical Development Agreement

During the year ended December 31, 2021, the Company entered into a 2021 TDA with Ginkgo. Under the 2021 TDA, the Company and Ginkgo will collaborate on certain projects that will use Ginkgo’s expertise in strain engineering and lab-scale fermentation processes, referred to as “technical services”. Ginkgo provided the Company with a credit of $5.0 million to apply against technical services under the 2021 TDA. In December 2023, the Company and Gingko entered into a termination agreement to terminate the 2021 TDA. At December 31, 2024 and December 31, 2023, the Company had no remaining credit to be applied against future technical services under the 2021 TDA.

As disclosed in Note 8 — Borrowings and Other Financing Arrangements, in October 2022, the Company and Ginkgo executed several concurrent agreements including the Ginkgo Note Purchase Agreement, the amendment to the 2021 TDA, the 2022 TDA, a Pledge and Security Agreement, and Trademark and Patent Security Agreements.

Under the 2022 TDA and the amendment to the 2021 TDA, (collectively the “TDAs”), the Company and Ginkgo will continue to collaborate on certain projects using Ginkgo’s expertise in specialized engineering and lab-scale fermentation processes, for both b-silk and Mylo products. The TDAs include a royalty payment obligation based on future net sales if and when the first commercial sale of the products developed and improved under the TDAs occurs. Royalty payments, due in cash, are based on defined royalty rates for each country or jurisdiction in which the sale is made. In certain instances, a lump sum royalty payment may be due for a particular product, in which case no further royalty payments is required. As of December 31, 2024, the Company has not accrued a liability for royalty payment as no payment obligation or commercial sale of the products developed and improved under the TDAs has occurred.

Upon its execution, the Ginkgo Note Purchase Agreement required the Company to pay Ginkgo $10.0 million as an upfront payment for future technical services to be provided by Ginkgo under the 2022 TDA. As disclosed in Note 8 — Borrowings and Other Financing Arrangements, in December 2024, the Company and Ginkgo executed the Ginkgo NPA Amendment to reduce the prepaid balance relating to the 2022 TDA by $5.4 million. As of December 31, 2024 and 2023, the Company had $3.4 million and $4.1 million, respectively, in credit remaining to be applied against future technical services under the 2022 TDA, which is recorded within prepaid expenses and other current assets and other assets within the consolidated balance sheets.

Founder Shares – Related Party

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its 352,375 shares of Common stock (the “Founder Shares”) of the Company until the earlier to occur of (A) one year after the completion of a Merger and (B) subsequent to a Merger, (x) if the last reported sale price of the Common Stock equals or exceeds $240.00 per share (as adjusted for stock splits, stock capitalization, reorganizations, recapitalization and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Merger, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the holders of shares of GAMC Class A common stock having the right to exchange their shares of Common stock for cash, securities or other property.

Inflation Reduction Act of 2022

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Merger, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Merger, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Merger, extension or otherwise, (ii) the structure of a Merger, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a Merger (or otherwise issued not in connection with a Merger but issued within the same taxable year of a Merger) and (iv) the content of regulations and other guidance from the Treasury.

Excise Tax Obligation

During the second quarter, the Internal Revenue Service (“IRS”) issued final regulations with respect to the timing and payment of the excise tax. Pursuant to those regulations, the Company was required to file a return and remit payment for any liability incurred during the period from January 1, 2023 to December 31, 2023 on or before October 31, 2024.

The Company did not pay the excise tax payable of $2.9 million by October 31, 2024. The Company is currently making estimated monthly payments over 72 months of $0.04 million to the IRS towards the excise tax obligation. As the Company is unable to pay its obligation in full, it is subject to additional interest and penalties which are currently estimated at 9% interest per annum and a 0.5% underpayment penalty per month or portion of a month up to 25% of the total liability for any amount that is unpaid from November 1, 2024 until paid in full. The Company accrued $0.5 million in interest and penalties as of December 31, 2024, which has been recorded as part of the excess tax liability.

Cost Reduction Plan

On January 24, 2023, the Company’s Board of Directors approved a reduction in force of the Company’s workforce (“Cost Reduction Plan”), effective on February 3, 2023. Employees affected by the Cost Reduction Plan obtained involuntary termination benefits that are provided pursuant to a one-time benefit arrangement.

During the year ended December 31, 2023, the Company incurred restructuring costs of $4.0 million consisting of employee related costs, including severance, benefits, equity compensation, contract termination costs, and other costs. Of the total costs, $0.1 million are non-cash expenses related to the extension of post termination exercise periods of stock options.

The following table summarizes the Company’s restructuring liability as of December 31, 2024 (in thousands):

Restructuring liability
Balance at January 1, 2024	$240
Amounts paid or otherwise settled during the period	(240)
Balance at December 31, 2024	$—

During the period ended December 31, 2024, the Company paid all the remaining restructuring liability.

Supply Agreement

In August 2022, the Company entered into an Amended and Restated Manufacturing and Supply Agreement, referred to as the “Supply Agreement” with a supplier to procure appropriate raw materials, including pasteurized plant-based organic substrate. Under this Supply Agreement, the supplier rented an additional farm in the Netherlands beginning in 2023. During the test and commissioning phase of this farm, the Company has agreed to pay the supplier a fixed amount of $0.1 million per week for compensation of startup costs. These startup funding payments are capped at $1.1 million in the aggregate.

On October 19, 2023, the Company entered into a settlement agreement with its supplier. If the Company pays the supplier $1.0 million and issues 7,500 shares of the new public company to the supplier after the closing of the merger transaction with GAMC, the Supply Agreement will be considered terminated as of July 13, 2023 pursuant to the settlement agreement. The Company recognized $1.2 million as a share-based termination liability owed by the Company to its supplier in exchange for terminating its Supply Agreement early upon the execution of the agreement during the fourth quarter of the year ended December 31, 2023. During the years ended December 31, 2024 and 2023, the Company paid $0.4 million and $0.6 million related to this agreement, respectively.

The Company also recognized a loss on supply agreement termination of $2.2 million, which is included in the consolidated statements of operations and comprehensive loss when the termination occurred during the fourth quarter of 2023. As of December 31, 2023 the supply agreement termination liability is included in accounts payable and share-based termination liability on the consolidated balance sheets for $1.3 million.

During the year ended December 31, 2024, the Company issued 7,500 shares to the supplier. As of December 31, 2024, the related supply agreement termination liability is zero.

Nasdaq Notification

Nasdaq listing rules require listed securities to maintain a minimum bid price of $1.00 per share. On November 6, 2024, the Company received a written notice from Nasdaq (the “Bid Price Notice”) indicating that it was not in compliance with the $1.00 minimum bid price requirement set forth in Nasdaq Listing Rule 5450(a)(1) for continued listing. The Bid Price Notice does not result in the immediate delisting of the Company’s Common stock from the Nasdaq Capital Market. The Bid Price Notice indicated that the Company has 180 calendar days (or until May 5, 2025) in which to regain compliance. In the event the Company does not regain compliance by May 5, 2025, the Company may be eligible for an additional 180-calendar-day compliance period. There can be no assurance that the Company would be granted additional time to regain compliance following the initial 180-day period, if needed, or that the Nasdaq would grant a request by the Company for continued listing subsequent to any delisting notification. If our common stock is delisted, it may be difficult for our stockholders to sell their common stock without depressing the market price for our common stock, or at all.